INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Note 7. INTANGIBLE ASSETS

The components of the intangibles assets at December 31, consisted of the following:

	December 31,	December 31,
	2012	2011

Customer Relationships	$5,815,000	$890,000	5 to 14 years
Trade Names	770,000	770,000	20 years
Technical Know-how	660,000	660,000	10 years
Non-Compete	50,000	-	5 years
Professional Certifications	15,000	15,000	.25 to 2 years
Total Intangible Assets	7,310,000	2,335,000
Less: Accumulated Amortization	(1,421,000)	(728,000)
Intangible Assets, net	$5,889,000	$1,607,000

The expense for the amortization of the intangibles for the years ended December 31, 2012 and 2011 was approximately $693,000 and $168,000, respectively.

Future amortization of intangibles is as follows:

For the year ending	Amount
December 31, 2013	$1,163,000
December 31, 2014	1,163,000
December 31, 2015	1,163,000
December 31, 2016	1,163,000
December 31, 2017	616,000
Thereafter	621,000
Total	$5,889,000